VEDDER PRICE P. C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 312-609-7500 FAX: 312-609-5005
COREY L. ZARSE
312-609-7785
czarse@vedderprice.com	CHICAGO • NEW YORK CITY • WASHINGTON D.C.

March 16, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Nuveen Insured Tax-Free Advantage Municipal Fund (the “Registrant”); File No. 811-21213
To The Commission:
     On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares and preferred shares in connection with the reorganization of Nuveen Insured Florida Tax-Free Advantage Municipal Fund into Nuveen Insured Tax-Free Advantage Municipal Fund.
     Please contact the undersigned at (312) 609-7785 if you have questions or comments regarding the filing.
Very truly yours,
/s/Corey L. Zarse
CLZ/kc Enclosures